As filed with the Securities and Exchange Commission on March 21, 2018

1933 Act Registration No. 033-68666

1940 Act Registration No. 811-08004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 185	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 187	☒

AMG FUNDS IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, Connecticut 06830

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Copy to:

Jeffrey T. Cerutti, Chief Executive Officer and President AMG Funds IV 600 Steamboat Road, Suite 300 Greenwich, Connecticut 06830 (Name and Address of Agent for Service)	Gregory C. Davis Ropes & Gray LLP Three Embarcadero Center San Francisco, California 94111-4006

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, AMG Funds IV certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Greenwich, and State of Connecticut, on the 21st day of March, 2018.

AMG FUNDS IV

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	March 21, 2018

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	March 21, 2018

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	March 21, 2018

/s/ Kurt A. Keilhacker* Kurt A. Keilhacker	Trustee	March 21, 2018

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	March 21, 2018

/s/ Richard F. Powers III* Richard F. Powers III	Trustee	March 21, 2018

/s/ Eric Rakowski* Eric Rakowski	Trustee	March 21, 2018

/s/ Victoria L. Sassine* Victoria L. Sassine	Trustee	March 21, 2018

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	March 21, 2018

/s/ Jeffrey T. Cerutti Jeffrey T. Cerutti	President and Principal Executive Officer (Principal Executive Officer)	March 21, 2018

/s/ Thomas Disbrow Thomas Disbrow	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	March 21, 2018

*By:	/s/ Thomas Disbrow
Thomas Disbrow

Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A, Registration Nos. 033-68666 and 811-08004 (filed December 29, 2017)

Date: March 21, 2018

AMG Funds IV

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase